Cover	Feb. 28, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 28, 2024
Entity File Number	001-38612
Entity Registrant Name	ELECTRAMECCANICA VEHICLES CORP.
Entity Central Index Key	0001637736
Entity Tax Identification Number	98-1485035
Entity Incorporation, State or Country Code	A1
Entity Address, Address Line One	6060 Silver Drive
Entity Address, Address Line Two	Third Floor
Entity Address, City or Town	Burnaby
Entity Address, State or Province	BC
Entity Address, Country	CA
Entity Address, Postal Zip Code	V5H 0H5
City Area Code	604
Local Phone Number	428-7656
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Shares, no par value
Trading Symbol	SOLO
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false